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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_] Amendment Number :________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayman Capital Management, L.P.
Address: 2101 Cedar Springs Road, Suite 1400
         Dallas, Texas 75201

Form 13F File Number: 28-13803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Juneau J. Lee
Title:   Chief Compliance Officer
Phone:   (214) 347-8050

Signature, Place, and Date of Signing:

  /s/ Juneau J. Lee              Dallas, TX              February 14, 2013
----------------------    ------------------------    ------------------------
     (Signature)               (City, State)                   (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F Summary Page

Report Summary:

Number of Other Included Managers:          0
                                         -------
Form 13F Information Table Entry Total:    14
                                         -------
Form 13F Information Table Value Total:  171,516 (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

Column 1                Column 2      Column 3   Column 4         Column 5           Column 6  Column 7       Column 8
--------             --------------  ----------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                          Voting Authority
                                                                                                        ---------------------
                        Title of       CUSIP      Value    Shrs or  SH/PRN Put/Call Investment  Other     Sole    Shared None
Name of Issuer           Class                   (x1000)   prn amt                  Discretion Managers
--------------       --------------  ----------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
API Technologies
  Corp               Common          00187E 20 3   5,070  1,724,567   SH               Sole             1,724,567
DEX One Corp         Common          25212W 10 0   8,002  5,064,550   SH               Sole             5,064,550
Dynegy Inc           Common          26817R 10 8  10,027    524,188   SH               Sole               524,188
Dynegy Inc           W EXP 99/99/999 26817R 11 6     440    349,110   SH               Sole               349,110
Huntsman Corp        Common          447011 10 7  21,955  1,380,799   SH               Sole             1,380,799
Hyatt Hotels Corp    Common          448579 10 2  13,499    350,000   SH               Sole               350,000
Nationstar Mortgage
  Holdings, Inc      Common          63861C 10 9  21,294    687,346   SH               Sole               687,346
Newcastle
  Investment Corp    Common          65105M 10 8  20,567  2,369,433   SH               Sole             2,369,433
Realogy Holdings
  Corp               Common          75605Y 10 6   4,196    100,000   SH               Sole               100,000
Sealy Corp           Common          812139 30 1   8,285  3,817,860   SH               Sole             3,817,860
Sealy Corp           Sr Secd 3rd 8%  812139 40 0  11,321    153,503   SH               Sole               153,503
Supermedia Inc.      Common          868447 10 3   5,338  1,560,941   SH               Sole             1,560,941
Tempur Pedic Intl
  Inc.               Common          88023U 10 1  20,784    660,000   SH               Sole               660,000
Vivus Inc            Common          928551 10 0  20,738  1,545,336   SH               Sole             1,545,336